Business Combination and Reverse Recapitalization - Transaction Financing and Debt to Equity Conversions (Details) - shares												3 Months Ended	12 Months Ended
	Apr. 17, 2025	Mar. 31, 2025	Mar. 27, 2025	Feb. 18, 2025	Feb. 10, 2025	Jan. 30, 2025	Jan. 06, 2025	May 05, 2024	Apr. 30, 2024	Apr. 04, 2024	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2024
Business Combination and Reverse Recapitalization
Stock issued, shares			1,101,868	3,772,177		1,650,000	352,795					6,876,840
Polar Multi-Strategy Master Fund
Business Combination and Reverse Recapitalization
Stock issued, shares							362,676
Seaport SIBS LLC | Shares agreed to be issued to settle interests
Business Combination and Reverse Recapitalization
Stock issued, shares				200,000
Seaport SIBS LLC | Issuance agreed upon BCA Amendment no.4
Business Combination and Reverse Recapitalization
Stock issued, shares					1,149,230
Seaport SIBS LLC | Issuance agreed in accordance to settlement agreement
Business Combination and Reverse Recapitalization
Stock issued, shares					100,000
MG Partners, LLC
Business Combination and Reverse Recapitalization
Stock issued, shares				75,000
St. James Bank & Trust Co. Ltd.
Business Combination and Reverse Recapitalization
Stock issued, shares				316,616
Bay Point
Business Combination and Reverse Recapitalization
Stock issued, shares				200,000
Polar note
Business Combination and Reverse Recapitalization
Stock issued, shares								312,500		1,250,000
Seaport Promissory Note
Business Combination and Reverse Recapitalization
Stock issued, shares													303,951
Debt conversion converted instrument shares issued									41,400		41,400
Seaport Promissory Note | Seaport SIBS LLC
Business Combination and Reverse Recapitalization
Stock issued, shares					1,000,000
Aegus Corp | Issuance agreed upon BCA Amendment no.4
Business Combination and Reverse Recapitalization
Stock issued, shares				234,380
Aegus Corp | Issuance agreed in accordance to settlement agreement
Business Combination and Reverse Recapitalization
Stock issued, shares				70,000
Aegus Corp | Issuance agreed in accordance to letter agreement
Business Combination and Reverse Recapitalization
Stock issued, shares				23,000
Catalytic notes
Business Combination and Reverse Recapitalization
Stock issued, shares				100,000
Debt conversion converted instrument shares issued				100,000
Seaport bridge loan | Subsequent Events
Business Combination and Reverse Recapitalization
Stock issued, shares	5,350,000
Seaport bridge loan | Issuance agreed as compensation of transaction
Business Combination and Reverse Recapitalization
Stock issued, shares		500,000
Seaport bridge loan | Seaport SIBS LLC
Business Combination and Reverse Recapitalization
Lockup period		6 months
Seaport bridge loan | Seaport SIBS LLC | Issuance agreed in exchange of termination of seaport credit facility
Business Combination and Reverse Recapitalization
Stock issued, shares		2,250,000
Debt agreement with Ontario Power Generation | Issuance agreed in exchange of termination of debt agreement
Business Combination and Reverse Recapitalization
Stock issued, shares		2,600,000